RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
16.
RELATED PARTY BALANCES AND TRANSACTIONS

		As of December 31,
Name	Relationship with the Group	2023	2024
		US$	US$
Amounts due from related parties:
Alphalion Technology Holding Limited and its affiliates (“Alphalion Group”) (1)	Long-term available-for-sale investee	967,772	917,288
Individual directors and executive officers (2)	Directors or officers of the Group	7,019,984	15,803,383
Subtotal		7,987,756	16,720,671
(1)
The amount represents short-term, interest-free loans provided to Alphalion Group to facilitate its daily operational cash flow needs and prepaid IT service fee as of December 31, 2023 and 2024.
(2)
The Group provided brokerage services and financing to its individual directors and executive officers and their spouses during its ordinary courses of business. The amounts represent receivables from directors and executive officers of the Group as of December 31, 2023 and 2024, respectively.

		As of December 31,
Name	Relationship with the Group	2023	2024
		US$	US$
Amount due to related parties:
Individual directors and executive officers (3)	Directors or officers of the Group	10,148,142	874,331
Total		10,148,142	874,331

(3)
The amounts represent the cash account balance of directors and executive officers.
16.
RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Transactions with related parties:

		For the years ended December 31,
Name	Relationship with the Group	2022	2023	2024
		US$	US$	US$
Alphalion Group (4)	Long-term available-for-sale investee	(135,117)	(150,360)	(116,150)
Interactive Brokers LLC (5)	Under common control with a principal shareholder of the Company	9,727,350	—	—
Interactive Brokers LLC (6)	Under common control with a principal shareholder of the Company	(1,751,505)	—	—
Individual directors and executive officers (7)	Directors or officers of the Group	147,662	1,501,351	1,402,815

(4)
The amounts represent the purchase of IT services from Alphalion Group for the years ended December 31, 2022, 2023 and 2024, respectively.
(5)
The amounts represent the commissions, financing service fees, interest income and other revenues earned from Interactive Brokers for the years ended 2021, and the period from January to March of 2022, respectively, netting off interest expense incurred from margin, security borrowing and lending business. Due to the resignation of the director assigned by Interactive Brokers in March 2022, Interactive Brokers LLC was no longer considered a related party since then.
(6)
The amounts represent the execution and clearing fees paid to Interactive Brokers for the years ended December 31, 2021, and the period from January to March of 2022, respectively. Due to the resignation of the director assigned by Interactive Brokers in March 2022, Interactive Brokers LLC was no longer considered a related party since then.
(7)
The amounts represent the commissions, interest income and interest expense from providing brokerage services and financing to the individual directors and executive officers during its ordinary courses of business for the years ended December 31, 2022, 2023 and 2024, respectively.